Retirement Benefit Schemes - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Percentage of principal schemes to total defined benefit schemes	90.00%
Percentage of defined benefit net costs charged to the adjusted profit	70.00%
Description of basis of valuation of assets available for benefits	It is Group policy that all schemes are formally valued at least every three years.
Net asset and (liability) for pension and healthcare schemes	£ 111	£ (321)	£ (476)